Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 11. Intangible Assets

In connection with the adoption of fresh-start accounting identifiable intangible assets were recorded at their estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Intangible assets at December 31, 2011 and 2010 are as follows:

	December 31
	2011			2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (years)
	(Dollars in Millions)
Definite-lived intangible assets
Developed technology	$204	$32	$172	$214	$7	$207	8
Customer related	119	16	103	121	3	118	9
Other	20	3	17	15	1	14	33
	$343	$51	$292	$350	$11	$339

Goodwill and indefinite-lived intangible assets
Goodwill			$36			$38
Trade names			25			25
			$61			$63

The Company recorded approximately $45 million (including $2 million reclassified as discontinued operations) and $11 million (including $1 million reclassified as discontinued operations) of amortization expense related to definite-lived intangible assets for the year ended December 31, 2011 and the three-month Successor period ended December 31, 2010, respectively. The Company currently estimates annual amortization expense to be $41 million for 2012 and $40 million annually from 2013 through 2015 and $39 million for 2016. Goodwill and trade names, substantially all of which relate to the Company's Climate reporting unit, are not amortized but are tested for impairment at least annually. Impairment testing is required more often if an event or circumstance indicates that an impairment is more likely than not to have occurred. In conducting impairment testing, the fair value of the reporting unit is compared to the net book value of the reporting unit. If the net book value exceeds the fair value, an impairment loss is measured and recognized. The Company conducted the annual impairment test of goodwill and indefinite-lived trade names during the fourth quarter using data as of October 1, 2011 and no impairment was identified.